As filed with the Securities and Exchange Commission on or about August 1, 2008

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Registration No. 333-65269

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 17	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Registration No. 811-09037 Amendment No. 18	☒

Nuveen Investment Trust III

(Exact name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 917-7700

Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago Illinois 60606 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler 111 West Monroe Street Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 17

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

Parts A and B—The Prospectus for Nuveen Short Duration Bond Fund, Nuveen Multi-Strategy Income Fund and Nuveen High Yield Bond Fund (the “Funds”), dated January 28, 2008 (as previously filed electronically with the Securities and Exchange Commission on February 5, 2008 (Accession No. 0001193125-08-019446)), as supplemented March 31, 2008, and the Statement of Additional Information for the Funds, dated January 28, 2008 (as previously filed electronically with the Securities and Exchange Commission on February 5, 2008 (Accession No. 0001193125-08-019446)), as supplemented March 31, 2008 and July 1, 2008, are incorporated by reference into Parts A and B of this Post-Effective Amendment No. 17 to the Registration Statement of Nuveen Investment Trust III (the “Amendment”), except as hereby supplemented as indicated in this Amendment. This Amendment is being filed to register the Class R3 shares of the Funds and to supplement the Prospectus and Statement of Additional Information for the Funds, each a separate series of Nuveen Investment Trust III.

Part C—Other Information

Signatures

Exhibits

NUVEEN INVESTMENT TRUST III

NUVEEN SHORT DURATION BOND FUND

NUVEEN MULTI-STRATEGY INCOME FUND

NUVEEN HIGH YIELD BOND FUND

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2008,

as supplemented March 31, 2008

DATED AUGUST 1, 2008

1. Nuveen Short Duration Bond Fund (the “Short Duration Bond Fund”), Nuveen Multi-Strategy Income Fund (the “Multi-Strategy Income Fund”) and Nuveen High Yield Bond Fund (the “High Yield Bond Fund”) (collectively referred to as the “Funds” and individually referred to as a “Fund”) will offer Class R3 shares beginning August 1, 2008.

2. The following supplements the “What Share Classes We Offer” subsection in Section 3 of the Prospectus:

Class R3 Shares

Class R3 shares are available for purchase at the offering price, which is the net asset value per share without any up-front sales charge, to certain retirement plan clients. Class R3 shares are subject to annual distribution and service fees of 0.50% of the fund’s average daily net assets. See the Statement of Additional Information for more information.

3. The following replaces the second paragraph in the “Distribution and Service Plans” subsection in Section 4 of the Prospectus:

Nuveen receives the distribution fee for Class B, C and R3 shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, B, C and R3 shares to compensate financial intermediaries, including Nuveen, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

4. The Class A year-to-date return on net asset value as of 6/30/08 was 1.33%, 0.60% and 1.38% for Short Duration Bond Fund, Multi-Strategy Income Fund and High Yield Bond Fund, respectively.

5. The following replaces the “What Are the Costs of Investing?” subsection for each Fund in Section 1 of the Prospectus:

Short Duration Bond Fund

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses1

Paid Directly From Your Investment

Share Class	A		C		R3[2]	I3
Maximum Sales Charge Imposed on Purchases	2.00%	[4]	None		None	None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None	None

Exchange Fees	None		None		None	None

Deferred Sales Charge[5]	None	[6]	1%	[7]	None	None

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	C	R3[2]	I3
Management Fees	0.38%	0.38%	0.38%	0.38%

12b-1 Distribution and Service Fees[8]	0.25%	1.00%	0.50%	—

Other Expenses[9]	1.30%	1.04%	1.00%	0.96%

Total Annual Fund Operating Expenses—Gross	1.93%	2.42%	1.88%	1.34%

Expense Reimbursements	(1.31%)	(1.04%)	(1.00%)	(0.96%)

Custodian Fee Credits[10]	(0.04%)	(0.04%)	—	(0.04%)

Total Annual Fund Operating Expenses—Net*	0.58%	1.34%	0.88%	0.34%

*	The Total Annual Fund Operating Expenses—Net provided in the table reflect a contractual commitment by the fund’s investment adviser to reimburse expenses. The investment adviser agreed to reimburse all Other Expenses (excluding interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) through January 31, 2009. Management fees are subject to possible further reductions as a result of reductions in the complex-level and/or fund-level component of the management fee.

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund’s Total Annual Fund Operating Expenses are .63%, 1.38%, .88% and .38% for Class A, C, R3 and I, respectively (excluding interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) through January 31, 2009 and 1.93%, 2.42%, 1.88% and 1.34% for Class A, C, R3 and I, respectively, after January 31, 2009 (excluding interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses). Your actual returns and costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	C	R3[2]	I3	A	C	R3[2]	I3
1 Year	$329	$194	$141	$88	$329	$194	$141	$88

3 Years	$733	$706	$543	$378	$733	$706	$543	$378

5 Years	$1,163	$1,244	$970	$689	$1,163	$1,244	$970	$689

10 Years	$2,358	$2,717	$2,161	$1,571	$2,358	$2,717	$2,161	$1,571

1.	As a percent of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
2.	Class R3 shares may be purchased only by qualified investors. See “How You Can Buy and Sell Shares.” Performance figures for Class R3 shares will be included in future prospectuses.
3.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances or by specified classes of investors. See “How You Can Buy and Sell Shares.”
4.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
5.	As a percentage of the lesser of purchase price or redemption proceeds.
6.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
7.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
8.	Long-term holders of Class C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
9.	Other Expenses for Class A, C and I reflect the actual expense levels for each share class during the most recent fiscal year. Other Expenses for Class R3 are estimated based on the actual expenses for the fund during the most recent fiscal year divided by the fund’s average net assets during the most recent fiscal year.
10.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned or the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

2

Multi-Strategy Income Fund

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses1

Paid Directly From Your Investment

Share Class	A		B		C		R3[2]	I3
Maximum Sales Charge Imposed on Purchases	3.75%	[4]	None		None		None	None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None	None

Exchange Fees	None		None		None		None	None

Deferred Sales Charge[5]	None	[6]	5%	[7]	1%	[8]	None	None

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	B	C	R3[2]	I3
Management Fees	0.48%	0.48%	0.48%	0.48%	0.48%

12b-1 Distribution and Service Fees[9]	0.25%	1.00%	1.00%	0.50%	—

Other Expenses[10]	1.59%	1.66%	1.50%	1.42%	1.38%

Total Annual Fund Operating Expenses—Gross	2.32%	3.14%	2.98%	2.40%	1.86%

Expense Reimbursements[11]	(1.59%)	(1.72%)	(1.50%)	(1.42%)	(1.38%)

Custodian Fee Credits[12]	(0.01%)	(0.01%)	(0.01%)	—	(0.01%)

Total Annual Fund Operating Expenses—Net*	0.72%	1.41%	1.47%	0.98%	0.47%

*	The Total Annual Fund Operating Expenses—Net provided in the table reflect a contractual commitment by the fund’s investment adviser to reimburse expenses. The investment adviser agreed to reimburse all Other Expenses (excluding interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) through January 31, 2009. Management fees are subject to possible further reductions as a result of reductions in the complex-level and/or fund-level component of the management fee.

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund’s Total Annual Fund Operating Expenses are .73%, 1.48%, 1.48%, .98% and .48% for Class A, B, C, R3 and I, respectively (excluding interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) through January 31, 2009 and 2.32%, 3.14%, 2.98%, 2.40% and 1.86% for Class A, B, C, R3 and I, respectively, after January 31, 2009 (excluding interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses). Your actual returns and costs may be higher or lower.

	Redemption					No Redemption
Share Class	A	B	C	R3[2]	I3	A	B	C	R3[2]	I3
1 Year	$525	$635	$227	$173	$120	$525	$235	$227	$173	$120

3 Years	$1,000	$1,192	$852	$682	$519	$1,000	$892	$852	$682	$519

5 Years	$1,500	$1,674	$1,502	$1,217	$942	$1,500	$1,574	$1,502	$1,217	$942

10 Years	$2,873	$3,201	$3,247	$2,683	$2,124	$2,873	$3,201	$3,247	$2,683	$2,124

1.	As a percent of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
2.	Class R3 shares may be purchased only by qualified investors. See “How You Can Buy and Sell Shares.” Performance figures for Class R3 shares will be included in future prospectuses.
3.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances or by specified classes of investors. See “How You Can Buy and Sell Shares.”
4.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
5.	As a percentage of the lesser of purchase price or redemption proceeds.
6.	Certain Class A purchases at net asset value of $1 million or more may be subject to a CDSC if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
7.	Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.” Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
8.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
9.	Long-term holders of Class B, C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class B and C shares only) than the economic equivalent of the maximum front-end sales charge permitted under Financial Industry Regulatory Authority Conduct Rules.
10.	Other Expenses for Class A, B, C and I reflect the actual expense levels for each share class during the most recent fiscal year. Other Expenses for Class R3 are estimated based on the actual expenses for the fund during the most recent fiscal year divided by the fund’s average net assets during the most recent fiscal year.
11.	Expense reimbursements for the Class B shares include amounts paid by the fund’s investment adviser to reduce a portion of the 12b-1 distribution fees paid by the fund. There is no guarantee that the fund’s investment adviser will reimburse such 12b-1 fees in the future.
12.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned or the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

3

High Yield Bond Fund

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses1

Paid Directly From Your Investment

Share Class	A		B		C		R3[2]	I3
Maximum Sales Charge Imposed on Purchases	4.75%	[4]	None		None		None	None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None	None

Exchange Fees	None		None		None		None	None

Deferred Sales Charge[5]	None	[6]	5%	[7]	1%	[8]	None	None

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A		B		C		R3[2]		I3
Management Fees	0.58%		0.58%		0.58%		0.58%		0.58%

12b-1 Distribution and Service Fees[9]	0.25%		1.00%		1.00%		0.50%		—

Other Expenses[10]	1.00%		0.92%		0.96%		0.91%		0.85%

Total Annual Fund Operating Expenses—Gross	1.83%		2.50%		2.54%		1.99%		1.43%

Expense Reimbursements	(1.00%	)	(0.92%	)	(0.96%	)	(0.91%	)	(0.85%	)

Custodian Fee Credits[11]	(0.01%	)	(0.01%	)	(0.01%	)	—		(0.02%	)

Total Annual Fund Operating Expenses—Net*	0.82%		1.57%		1.57%		1.08%		0.56%

*	The Total Annual Fund Operating Expenses—Net provided in the table reflect a contractual commitment by the fund’s investment adviser to reimburse expenses. The investment adviser agreed to reimburse all Other Expenses (excluding interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) through January 31, 2009. Management fees are subject to possible further reductions as a result of reductions in the complex-level and/or fund-level component of the management fee.

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund’s Total Annual Fund Operating Expenses are .83%, 1.58%, 1.58%, 1.08% and .58% for Class A, B, C, R3 and I, respectively (excluding interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) through January 31, 2009 and 1.83%, 2.50%, 2.54%, 1.99% and 1.43% for Class A, B, C, R3 and I, respectively, after January 31, 2009 (excluding interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses). Your actual returns and costs may be higher or lower.

	Redemption					No Redemption
Share Class	A	B	C	R3[2]	I3	A	B	C	R3[2]	I3
1 Year	$605	$608	$210	$157	$103	$605	$208	$210	$157	$103

3 Years	$978	$1,035	$746	$581	$411	$978	$735	$746	$581	$411

5 Years	$1,375	$1,390	$1,308	$1,031	$742	$1,375	$1,290	$1,308	$1,031	$742

10 Years	$2,482	$2,637	$2,840	$2,281	$1,677	$2,482	$2,637	$2,840	$2,281	$1,677

1.	As a percent of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
2.	Class R3 shares may be purchased only by qualified investors. See “How You Can Buy and Sell Shares.” Performance figures for Class R3 shares will be included in future prospectuses.
3.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances or by specified classes of investors. See “How You Can Buy and Sell Shares.”
4.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
5.	As a percentage of the lesser of purchase price or redemption proceeds.
6.	Certain Class A purchases at net asset value of $1 million or more may be subject to a CDSC if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
7.	Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.” Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
8.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
9.	Long-term holders of Class B, C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class B and C shares only) than the economic equivalent of the maximum front-end sales charge permitted under Financial Industry Regulatory Authority Conduct Rules.
10.	Other Expenses for Class A, B, C and I reflect the actual expense levels for each share class during the most recent fiscal year. Other Expenses for Class R3 are estimated based on the actual expenses for the fund during the most recent fiscal year divided by the fund’s average net assets during the most recent fiscal year.
11.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned or the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

4

6. The following supplements the Financial Highlights table for each Fund that appears in Section 5 of the Prospectus:

This supplement to the financial highlights table is intended to help you understand each fund’s financial performance for the time period between the latest fiscal year end and the date of the latest semi-annual balance sheet or statement of assets and liabilities. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). This supplemental information has not been audited. The funds’ financial statements for this period, are included in the semi-annual report, which is available upon request.

Short Duration Bond Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Six Months Ended March 31, 2008	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income to Average Net Assets(c)		Portfolio Turnover Rate(d)

Class A
(12/04)	$19.40	$.40	$.32	$.72	$(.44)	$—	$(.44)	$19.68	3.73%	$8,775.63		%*	4.03	%*	41%

Class C
(12/04)	19.42	.32	.33	.65	(.37)	—	(.37)	19.70	3.34	6,323	1.38	*	3.25	*	41

Class I(e)
(12/04)	19.38	.42	.32	.74	(.46)	—	(.46)	19.66	3.86	11,362.38		*	4.29	*	41

*	Annualized.

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from the Adviser. When custodian fee credits are applied, the annualized Ratios of Expenses to Average Net Assets are .62%, 1.36% and .36% for Classes A, C and I, respectively, and the annualized Ratios of Net Investment Income to Average Net Assets are 4.05%, 3.27% and 4.31% for Classes A, C and I, respectively.

(d)	Excluding dollar roll transactions.

(e)	Subsequent to March 31, 2008, Class R shares were renamed Class I shares.

5

Multi-Strategy Income Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Six Months Ended March 31, 2008	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income to Average Net Assets(c)		Portfolio Turnover Rate(d)

Class A
(12/04)	$19.28	$.47	$.17	$.64	$(.47)	$—	$(.47)	$19.45	3.26%	$6,250.73		%*	4.75	%*	91%

Class B
(12/04)	19.34	.39	.17	.56	(.39)	—	(.39)	19.51	2.92	1,551	1.48	*	3.98	*	91

Class C
(12/04)	19.30	.39	.17	.56	(.39)	—	(.39)	19.47	2.92	2,300	1.48	*	4.02	*	91

Class I(e)
(12/04)	19.28	.49	.17	.66	(.49)	—	(.49)	19.45	3.44	9,909.48		*	5.02	*	91

*	Annualized.

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from the Adviser. When custodian fee credits are applied, the annualized Ratios of Expenses to Average Net Assets are .73%, 1.49%, 1.48% and .47% for Classes A, B, C and I, respectively, and the annualized Ratios of Net Investment Income to Average Net Assets are 4.76%, 3.98%, 4.03% and 5.03% for Classes A, B, C and I, respectively.

(d)	Excluding dollar roll transactions.

(e)	Subsequent to March 31, 2008, Class R shares were renamed Class I shares.

6

High Yield Bond Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Six Months Ended March 31, 2008	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income to Average Net Assets(c)		Portfolio Turnover Rate

Class A
(12/04)	$19.55	$.62	$(1.16)	$(.54)	$(.74)	$—	$(.74)	$18.27	(2.89)%	$13,437.83		%*	6.55	%*	54%

Class B
(12/04)	19.53	.55	(1.16)	(.61)	(.66)	—	(.66)	18.26	(3.26)	2,585	1.58	*	5.84	*	54

Class C
(12/04)	19.51	.55	(1.17)	(.62)	(.66)	—	(.66)	18.23	(3.26)	13,162	1.58	*	5.81	*	54

Class I(d)
(12/04)	19.53	.64	(1.15)	(.51)	(.76)	—	(.76)	18.26	(2.77)	48,509.58		*	6.68	*	54

*	Annualized.

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from the Adviser. When custodian fee credits are applied, the annualized Ratios of Expenses to Average Net Assets are .82%, 1.57%, 1.57% and .57% for Classes A, B, C and I, respectively, and the annualized Ratios of Net Investment Income to Average Net Assets are 6.56%, 5.85%, 5.83% and 6.69% for Classes A, B, C and I, respectively.

(d)	Subsequent to March 31, 2008, Class R shares were renamed Class I shares.

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS

FOR FUTURE REFERENCE

7

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CODE: MGN-INV3-0808D

NUVEEN INVESTMENT TRUST III

NUVEEN SHORT DURATION BOND FUND

NUVEEN MULTI-STRATEGY INCOME FUND

NUVEEN HIGH YIELD BOND FUND

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2008,

as supplemented March 31, 2008 and July 1, 2008

DATED AUGUST 1, 2008

1. Nuveen Short Duration Bond Fund, Nuveen Multi-Strategy Income Fund and Nuveen High Yield Bond Fund (collectively referred to as the “Funds” and individually referred to as a “Fund”) will offer Class R3 shares beginning August 1, 2008.

2. As of July 14, 2008, the officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of each Fund. As of July 14, 2008, Nuveen Asset Management and Nuveen Investments, Inc. own over 90% of the I shares of the Nuveen Multi-Strategy Income Fund and Nuveen Short Duration Bond Fund and as a result have the ability to significantly affect the outcome of any matter requiring a shareholder vote.

3. The following table sets forth the percentage ownership of each person, who, as of July 14, 2008, owned of record, or is known by the Funds to have owned of record or beneficially, 5% or more of any class of a Fund’s shares.

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
Nuveen Short Duration Bond Fund
Class A Shares . . . . . . . . . . . . . .	American Enterprise Investment Svcs P.O. BOX 9446 Minneapolis, MN 55474-0001	13.11%

	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E FL 3 Jacksonville, FL 32246-6484	10.02%

	Pershing LLC P.O. BOX 2052 Jersey City, NJ 07303-2052	9.34%

	Wells Fargo Investments LLC 625 Marquette Ave S 13th Floor Minneapolis, MN 55402-2308	6.33%

Class C Shares . . . . . . . . . . . . . .	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E FL 3 Jacksonville, FL 32246-6484	45.14%

Class I Shares . . . . . . . . . . . . . .	Nuveen Investments Inc. 333 W. Wacker Dr. Chicago, IL 60606-1220	92.61%

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Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
Nuveen Multi-Strategy Income Fund
Class A Shares . . . . . . . . . . . . . .	LPL Financial Services 9785 Towne Centre Dr San Diego, CA 92121-1968	24.88%

	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E FL 3 Jacksonville, FL 32246-6484	7.38%

	Pershing LLC P.O. BOX 2052 Jersey City, NJ 07303-2052	5.30%

Class B Shares . . . . . . . . . . . . . .	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E FL 3 Jacksonville, FL 32246-6484	21.47%

	First Clearing, LLC Alan M. Kaplan IRA FCC as Custodian 361 89th St Stone Harbor, NJ 08247-1502	5.22%

Class C Shares . . . . . . . . . . . . . .	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E FL 3 Jacksonville, FL 32246-6484	47.91%

	A.G. Edwards & Sons Inc. Kathleen Fogarty 1 North Jefferson St Louis, MO 63103-2287	9.20%

	Raymond James & Assoc Inc. FBO Martha Sue Martin Ttee U/A DTD Nov. 11, 1999 Martha Sue Martin Rev Trust 105 W. Onwentsia Rd. Lake Forest, IL 60045-2822	8.15%

Class I Shares . . . . . . . . . . . . . .	Nuveen Investments Inc. 333 W. Wacker Dr. Chicago, IL 60606-1220	91.76%

	Nuveen Conservative Allocation Fund Attn: Darlene Cramer 333 W. Wacker Dr. Chicago, IL 60606-1220	6.41%

2

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
Nuveen High Yield Bond Fund
Class A Shares . . . . . . . . . . . . . .	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E FL 3 Jacksonville, FL 32246-6484	18.73%

	UBS Financial Services Inc. FBO Tempic Five LLC Alternative Investments 21163 Newport Coast Dr. Suite 152 Newport Coast, CA 92657-1123	8.98%

	UBS Financial Services Inc. FBO Lakeside Capital LLC 1859 N. Lakewood Dr. Suite 303 Coeur D Alene, ID 83814-2637	8.83%

	UBS Financial Services Inc. FBO Lakeside Holdings LLC 1859 N. Lakewood Dr. Suite 303 Coeur D Alene, ID 83814-2637	5.90%

Class B Shares . . . . . . . . . . . . . .	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E FL 3 Jacksonville, FL 32246-6484	24.94%

Class C Shares . . . . . . . . . . . . . .	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E FL 3 Jacksonville, FL 32246-6484	48.59%

Class I Shares . . . . . . . . . . . . . .	Charles Schwab & Co Inc For the benefit of their customers 4500 Cherry Creek Dr. S Denver, CO 80018	31.46%

	Wachovia Corporation Smriti L Popenoe SVP 301 S College St Charlotte, NC 28202-6000	25.58%

	Morgan Stanley & Co FBO LLG Bonds 1585 Broadway Floor 2 NY, NY 10036-8200	19.24%

3

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
	c/o The Bank of New York Mellon Post & Co Mutual Funds Reorg Department P.O. BOX 1066 Wall St Station New York, NY 10268-1066	18.42%

4. The following supplements the “Additional Information on the Purchase and Redemption of Fund Shares and Shareholder Programs” section of the Funds’ Statement of Additional Information:

Class R3 Shares

Class R3 shares are available for purchase at the offering price, which is the net asset value per share without any up-front sales charge. Class R3 shares are subject to annual distribution and service fees of 0.50% of the Fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor and/or associated financial intermediaries for providing ongoing service to you. The annual 0.25% distribution fee compensates Nuveen for paying your financial advisor and/or associated financial intermediaries an ongoing sales commission.

Class R3 shares are only available for purchase by certain retirement plans that have an agreement with Nuveen Investments, LLC (“Nuveen”) to utilize R3 shares in certain investment products or programs (collectively, “retirement plans”). Eligible retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and health care benefit funding plans. In addition, Class R3 shares are available only to retirement plans where Class R3 shares are held on the books of the Funds through omnibus accounts (either at the retirement plan level or at the level of the retirement plan’s financial intermediary). Class R3 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans.

The administrator of a retirement plan or employee benefits office can provide plan participants with detailed information on how to participate in the retirement plan and how to elect a Fund as an investment option. Retirement plan participants may be permitted to elect different investment options, alter the amounts contributed to the retirement plan, or change how contributions are allocated among investment options in accordance with the retirement plan’s specific provisions. The retirement plan administrator or employee benefits office should be consulted for details. For questions about their accounts, participants should contact their employee benefits office, the retirement plan administrator, or the organization that provides recordkeeping services for the retirement plan.

Eligible retirement plans may open an account and purchase Class R3 shares directly from the Funds or by contacting any financial intermediary authorized to sell Class R3 shares of the Funds. Financial intermediaries may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by retirement plan accounts and their retirement plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial intermediaries may also perform other functions, including generating confirmation statements, and may arrange with retirement plan administrators for other investment or administrative services. Financial intermediaries may independently establish and charge retirement plans and retirement plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, retirement plans may charge retirement plan participants for certain expenses. These fees and additional amounts could reduce investment returns in Class R3 shares of the Funds.

Financial intermediaries and retirement plans may have omnibus accounts and similar arrangements with a Fund and may be paid for providing shareholder servicing and other services. A financial intermediary or retirement plan may be paid for its services directly or indirectly by the Funds or Nuveen. Nuveen may pay a financial intermediary an additional amount for sub-transfer agency or other administrative services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports and shareholder notices and other required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash

4

distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals, automated investment plans and shareholder account registrations. Your retirement plan may establish various minimum investment requirements for Class R3 shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R3 shares or the reinvestment of dividends. Retirement plan participants should contact their retirement plan administrator with respect to these issues. This Statement of Additional Information should be read in conjunction with the retirement plan’s and/or the financial intermediary’s materials regarding their fees and services.

5. The following replaces the first four paragraphs in the “Distribution and Service Plans” section of the Funds’ Statement of Additional Information:

The Funds have adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which provides that Class B shares, Class C shares and Class R3 shares will be subject to an annual distribution fee, and that Class A shares, Class B shares, Class C shares and Class R3 shares will be subject to an annual service fee. Class I shares will not be subject to either distribution or service fees.

The distribution fee applicable to Class B shares, Class C shares and Class R3 shares under each Fund’s Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of such shares. These expenses include payments to financial intermediaries, including Nuveen, who are brokers of record with respect to the Class B, Class C and Class R3 shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Funds, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of such shares, certain other expenses associated with the distribution of such shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

The service fee applicable to Class A shares, Class B shares, Class C shares and Class R3 shares under each Fund’s Plan will be payable to financial intermediaries in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal service to shareholders.

Each Fund may spend up to 0.25 of 1% per year of the average daily net assets of Class A shares as a service fee under the Plan as applicable to Class A shares. Each Fund may spend up to 0.75 of 1% per year of the average daily net assets of each of the Class B shares and Class C shares and 0.25 of 1% per year of the average daily net assets of Class R3 shares as a distribution fee which constitutes an asset-based sales charge whose purpose is the same as an up-front sales charge and up to 0.25 of 1% per year of the average daily net assets of each of the Class B shares, Class C shares and Class R3 shares as a service fee under the Plan as applicable to such classes.

6. The following replaces the first paragraph of the “General Trust Information” section of the Funds’ Statement of Additional Information:

Each Fund is a series of the Trust. The Trust is an open-end management investment company under the 1940 Act. The Trust was organized as a Massachusetts business trust on August 20, 1998. The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or “Funds,” which may be divided into classes of shares. Currently, there are three series authorized and outstanding, each of which may be divided into different classes of shares designated as Class A shares, Class B shares, Class C shares, Class R3 shares and Class I shares. Each class of shares represents an interest in the same portfolio of investments of a Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B shares automatically convert into Class A shares, as described herein. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

PLEASE KEEP THIS WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

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MGN-SINV3-0808D

PART C—OTHER INFORMATION

Item 23. Exhibits

(a)(1).	Declaration of Trust of Registrant.(1)

(a)(2).	Establishment and Designation of Classes dated August 20, 1998.(1)

(a)(3).	Establishment and Designation of Series dated August 20, 1998.(3)

(a)(4).	Amended Establishment and Designation of Classes dated November 16, 2000.(4)

(a)(5).	Amended Designation of Series of Shares of Beneficial Interest dated August 1, 2007.(8)

(b).	By-Laws of Registrant Amended and Restated as of November 18, 2002.(5)

(c).	Specimen certificate of Shares of the Fund.(1)

(d).	Management Agreement between Registrant and Nuveen Asset Management dated November 13, 2007.(8)

(e)(1).	Distribution Agreement between Registrant and John Nuveen & Co. Incorporated.(2)

(e)(2).	Dealer Management Agreement.(2)

(e)(3).	Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement.(6)

(e)(4)	Form Nuveen Funds Rule 22c-2 Agreement.(7)

(e)(5).	Renewal of Distribution Agreement.(8)

(f).	Not applicable.

(g)(1).	Amended and Restated Master Custodian Agreement between certain Nuveen Funds and State Street Bank and Trust Company.(5)

(g)(2).	Appendix A to Custodian Agreement dated as of July 1, 2008.(9)

(h)(1).	Transfer Agency and Service Agreement Among Each of the Nuveen Open-End Investment Companies and State Street Bank and Trust Company.(5)

(h)(2).	Schedule A to Transfer Agency and Service Agreement dated as of December 14, 2006.(7)

(i)(1)	Opinion and consent of Chapman and Cutler LLP dated August 1, 2008.(9)

(i)(2)	Opinion and consent of Bingham McCutchen LLP dated August 1, 2008.(9)

(j).	Consent of Independent Registered Public Accounting Firm.(9)

(k).	Not applicable.

(l).	Subscription Agreement with Nuveen Institutional Advisory Corp.(2)

(m).	Plan of Distribution and Service Pursuant to Rule 12b-1.(9)

(n).	Multi-Class Plan.(9)

(o).	Not applicable.

(p).	Code of Ethics and Reporting Requirements dated February 1, 2005, as amended through May 29, 2008.(9)

(z).	Original Powers of Attorney for Messrs. Amboian, Bremner, Evans, Hunter, Kundert, Schneider and Toth and Mss. Stockdale and Stone.(9)

(1)	Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.

(2)	Incorporated by reference to pre-effective amendment No. 1 filed on Form N-1A for Registrant.

(3)	Incorporated by reference to post-effective amendment No. 2 filed on Form N-1A for Registrant.

(4)	Incorporated by reference to post-effective amendment No. 3 filed on Form N-1A for Registrant.

(5)	Incorporated by reference to post-effective amendment No. 12 filed on Form N-1A for Registrant.

(6)	Incorporated by reference to post-effective amendment No. 14 filed on Form N-1A for Registrant.

(7)	Incorporated by reference to post-effective amendment No. 15 filed on Form N-1A for Registrant.

(8)	Incorporated by reference to post-effective amendment No. 16 filed on Form N-1A for Registrant.

(9)	Filed herewith.

Item 24. Persons Controlled by or under Common Control with Fund

Not applicable.

Item 25. Indemnification

Section 4 of Article XII of Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

(a) Nuveen Asset Management (“NAM”) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any other business, profession, vocation or employment of a substantial nature in which the directors and officers of NAM who serve as officers or Trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:

Name and Position with NAM	Other Business Profession, Vocation or Employment During Past Two Years
John P. Amboian, Chief Executive Officer, President and Director

Chief Executive Officer, President and Director of Nuveen Investments, Inc., Nuveen Investments, LLC, Rittenhouse Asset Management, Inc., Nuveen Investments Advisers, Inc., NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC.

Name and Position with NAM	Other Business Profession, Vocation or Employment During Past Two Years
Stuart J. Cohen, Managing Director, Assistant Secretary and Assistant General Counsel

Managing Director, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Vice President and Assistant Secretary of Nuveen Investments Holdings, Inc., NWQ Holdings, LLC, Nuveen Investments Institutional Services Group LLC and Rittenhouse Asset Management, Inc.; Vice President of Nuveen Investments Advisers Inc; Assistant Secretary of Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC and Symphony Asset Management, LLC.

Sherri A. Hlavacek, Vice President and Corporate Controller

Vice President and Corporate Controller of Nuveen Investments, Inc., Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Rittenhouse Asset Management, Inc.; Vice President of NWQ Holdings, LLC, Nuveen Investments Advisers Inc. and Nuveen Investments Institutional Services Group LLC; Certified Public Accountant.

Mary E. Keefe, Managing Director and Chief Compliance Officer

Managing Director (since 2004) and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Institutional Services Group LLC and Rittenhouse Asset Management, Inc.; Chief Compliance Officer of Symphony Asset Management, LLC, NWQ Investment Management Company, LLC and Nuveen HydePark Group, LLC.

John L. MacCarthy, Senior Vice President and Secretary

Senior Vice President, Secretary and General Counsel (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Rittenhouse Asset Management, Inc. and Nuveen Investments Holdings, Inc.; Senior Vice President and Secretary (since 2006) of Nuveen Investments Advisers Inc., NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC; Assistant Secretary (since 2006) of NWQ Investment Management Company, LLC and Tradewinds Global Investors, LLC; Secretary of Symphony Asset Management, LLC and Santa Barbara Asset Management, LLC; formerly, Partner at law firm of Winston & Strawn LLP.

Name and Position with NAM	Other Business Profession, Vocation or Employment During Past Two Years
Glenn R. Richter, Executive Vice President	Executive Vice President, Chief Administrative Officer of Nuveen Investments, Inc. (since 2006); Executive Vice President of Nuveen Investments, LLC; Executive Vice President of Nuveen Investments Holdings, Inc.; Chief Administrative Officer of NWQ Holdings, LLC; formerly, Executive Vice President and Chief Financial Officer of RR Donnelley & Sons (2004-2005).

Item 27. Principal Underwriters

(a) Nuveen Investments, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust, Nuveen Investment Trust II, III and V. Nuveen is also serving as the principal underwriter to Nuveen Municipal High Income Opportunity Fund 2, a closed-end management type investment company.

(b)

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
John P. Amboian 333 West Wacker Drive Chicago, IL 60606	Chief Executive Officer, President and Director	Trustee

William Adams IV 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Alan G. Berkshire 333 West Wacker Drive Chicago, IL 60606	Senior Executive Vice President, Institutional	None

Alan A. Brown 333 West Wacker Drive Chicago, IL 60606	Executive Vice President, Mutual Funds	Vice President

Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606	Vice President and Funds Controller	Vice President and Controller

Mary E. Keefe 333 West Wacker Drive Chicago, IL 60606	Managing Director and Chief Compliance Officer	None

Larry W. Martin 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Vice President and Assistant Secretary

John L. MacCarthy 333 West Wacker Drive Chicago, IL 60606	Executive Vice President, Secretary and General Counsel	None

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Vice President and Secretary

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Glenn R. Richter 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Paul C. Williams 333 West Wacker Drive Chicago, IL 60606	Managing Director	None

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Chief Administrative Officer

(c) Not applicable.

Item 28. Location of Accounts and Records

Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank and Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by NAM.

Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 1st day of August, 2008.

NUVEEN INVESTMENT TRUST III

/S/ KEVIN J. MCCARTHY
Kevin J. McCarthy Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (Principal Financial and Accounting Officer)			August 1, 2008

/S/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (Principal Executive Officer)			August 1, 2008

ROBERT P. BREMNER*	Chairman and Trustee	ý ï ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï þ	By	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact August 1, 2008
JOHN P. AMBOIAN*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
WILLIAM J. SCHNEIDER*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
TERENCE J. TOTH*	Trustee

*	Original powers of attorney authorizing, among others, Kevin J. McCarthy, Larry W. Martin, Eric F. Fess and Gifford R. Zimmerman to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and have previously been filed with the Securities and Exchange Commission or are filed herewith.

EXHIBIT INDEX

Exhibit Number	Exhibit

(g)(2)	Appendix A to Custodian Agreement dated as of July 1, 2008.

(i)(1)	Opinion and consent of Chapman and Cutler LLP dated August 1, 2008.

(i)(2)	Opinion and consent of Bingham McCutchen LLP dated August 1, 2008.

(j)	Consent of Independent Registered Public Accounting Firm.

(m)	Plan of Distribution and Service Pursuant to Rule 12b-1.

(n)	Multi-Class Plan.

(p)	Code of Ethics and Reporting Requirements dated February 1, 2005, as amended through May 29, 2008.

(z)	Original Powers of Attorney for Messrs. Amboian, Bremner, Evans, Hunter, Kundert, Schneider and Toth and Mss. Stockdale and Stone.